Operating Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Summary of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of March 31, 2021 were as follows:

Operating Leases
Remainder of 2021	$1,152
2022	1,057
2023	803
2024	782
2025	568
Thereafter	115

Total lease payments	4,477
Less amounts representing future interest	(451)

Total liability	4,026
Less current portion	(1,247)

Non-current liability	$2,779

Maturities of operating lease liabilities as of December 31, 2020 (Successor) were as follows:

Operating Leases
2021	$1,529
2022	1,034
2023	784
2024	763
2025	548
Thereafter	103

Total lease payments	4,761
Less amounts representing future interest	(485)

Total liability	4,276
Less current portion	(1,354)

Non-current liability	$2,922